COST OF REVENUE	12 Months Ended
Mar. 31, 2025
Cost Of Revenue
COST OF REVENUE

5.	COST OF REVENUE

Breakdown of cost of revenue

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Security related service and asset management income[1]	2,476	2,585	1,947
Trading of timepieces – third parties	7,259	12,493	31,887

	9,735	15,078	33,834

[1] For the year ended March 31, 2025, included in the costs of security related service and asset management are mainly the direct labor costs with aggregate carrying amount of HK$1,791,000 (2024: HK$2,477,000 and 2023: HK$2,256,000), director salary of HK$nil (2024: HK$20,000 and 2023: HK$120,000) as well as security handling cost of HK$156,000 (2024: HK$88,000 and 2023: HK$100,000).